EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
The following reflects the net income and share data used in the earnings per share calculation.

(in thousands of $, except share data)	2024	2023	2022
Net income	117,684	120,039	188,042

Weighted average number of ordinary shares	53,851,304	53,697,594	53,198,015
Share options	177,648	288,095	325,851
Weighted average number of shares, adjusted for dilution	54,028,952	53,985,689	53,523,866

Earnings per share
Basic	2.19	2.24	3.53
Diluted	2.18	2.22	3.51